Note 13 - Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains (losses) on available-for-sale securities
Balance at December 31, 2023	$10
Other comprehensive loss, net of tax	(14)
Balance at March 31, 2024	$(4)
	Unrealized gains (losses) on available-for-sale securities	Change in fair value due to instrument-specific credit risk	Total
Balance at December 31, 2022	$(1,254)	$(25)	$(1,279)
Other comprehensive income (loss), net of tax	490	(21)	469
Balance at March 31, 2023	$(764)	$(46)	$(810)

	Unrealized gains (losses) on available-for-sale securities	Change in fair value due to instrument-specific credit risk	Total
Balance at December 31, 2021	$(391)	$—	$(391)
Other comprehensive loss before reclassifications, net of tax	(940)	(25)	(965)
Amounts reclassified from accumulated other comprehensive loss, net of tax	77	—	77
Net other comprehensive loss	(863)	(25)	(888)
Balance at December 31, 2022	$(1,254)	$(25)	$(1,279)
Other comprehensive income (loss) before reclassifications, net of tax	1,264	(21)	1,243
Amounts reclassified from accumulated other comprehensive loss, net of tax	—	46	46
Net other comprehensive income	1,264	25	1,289
Balance at December 31, 2023	$10	$—	$10